Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ 52,028	$ 9,916	$ 105,546
Prior service (cost) credit	(350)	(422)	(445)
Actuarial gain (loss)	(12,074)	(17,159)	(4,045)
Transition asset	1	1	1
Special plan termination benefits	(764)	(2,085)	(13,652)
Settlement (charge) credit	(124)
Net prior service cost (credit)		2,338
Total	38,717	(7,411)	101,057
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	686	(626)	(3,026)
Prior service (cost) credit	1,959	2,302	3,255
Actuarial gain (loss)	499	309	266
Settlement (charge) credit	9
Net prior service cost (credit)	(1,326)
Total	$ 1,827	$ 1,985	$ 495